SCHEDULE OF STOCK OPTIONS (Details) - Share options [member]	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of stock options outstanding, beginning balance | shares	12	13
Weighted average exercise price, beginning balance | $ / shares	$ 38,903.00	$ 46,376.16
Number of stock options, expired/cancelled | shares	(1)	(1)
Weighted average exercise price, expired/cancelled | $ / shares	$ 2,268.44	$ 162,684.00
Number of stock options outstanding, ending balance | shares	11	12
Weighted average exercise price, ending balance | $ / shares	$ 250,854.55	$ 38,903.00